UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22139

Oppenheimer Rochester Short Term Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: May 31

Date of reporting period: 2/28/2018

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS February 28, 2018 Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Municipal Bonds and Notes—98.1%
Alabama—1.6%
$645,000	AL Health Care Authority for Baptist Health of Alabama[1]	5.000%	11/15/2021	03/31/2018	A	$647,045
195,000	AL Public Hsg. Authority, Series B1	4.450	01/01/2024	03/31/2018	A	196,468
10,000	Baldwin County, AL Public Building Authority[1]	4.375	06/01/2028	03/31/2018	A	10,020
30,000	Birmingham, AL GO1	4.000	12/01/2021	03/31/2018	A	30,062
25,000	Birmingham, AL GO1	4.500	12/01/2032	03/31/2018	A	25,057
75,000	Jefferson County, AL GO1	5.000	04/01/2018	04/01/2018		75,237
30,000	Jefferson County, AL GO1	5.000	04/01/2018	04/01/2018		30,051
1,000,000	Jefferson County, AL GO1	5.000	04/01/2020	04/01/2018	A	1,001,760
400,000	Jefferson County, AL GO1	5.000	04/01/2021	04/01/2018	A	400,708
2,000,000	Jefferson County, AL GO1	5.000	04/01/2022	04/01/2018	A	2,003,500
5,145,000	Jefferson County, AL GO1	5.000	04/01/2023	04/01/2018	A	5,154,210
2,000,000	Jefferson County, AL GO1	5.000	04/01/2024	04/01/2018	A	2,003,500
2,525,000	Jefferson County, AL Public Building Authority	5.000	04/01/2026	04/01/2018	A	2,531,388
160,000	Jefferson County, AL Public Building Authority	5.125	04/01/2020	04/01/2018	A	160,298
2,590,000	Jefferson County, AL Public Building Authority	5.125	04/01/2021	04/01/2018	A	2,594,843
595,000	Mobile, AL Improvement District (McGowin Park)[1]	4.000	08/01/2020	08/09/2019	B	601,444

						17,465,591
Alaska—0.2%
2,370,000	Koyukuk, AK Revenue (Tanana Chiefs Conference Health Care Facility-Dena’ Nena’ Henash)[1]	7.000	10/01/2023	08/11/2019	C	2,547,750
Arizona—0.7%
10,000	AZ Board of Regents COP (University of Arizona & Arizona State University BioMed)[1]	4.375	06/01/2024	03/31/2018	A	10,023
1,000,000	Maricopa County, AZ Unified School District No. 60 Higley[1]	4.250	07/01/2018	07/01/2018		1,009,210
215,000	Pima County, AZ IDA (Excalibur Charter School)[1]	5.000	09/01/2026	01/06/2023	B	208,206
275,000	Pinal County, AZ Unified School District No. 43 (Apache Junction)[1]	4.000	07/01/2020	07/01/2018	A	277,142
1,825,000	Surprise, AZ Municipal Property Corp.[1]	4.700	04/01/2022	04/01/2018	A	1,830,639
2,770,000	Westpark, AZ Community Facilities District[1]	4.000	07/15/2025	10/04/2021	B	2,792,797
1,160,000	Yavapai County, AZ IDA (Arizona Agribusiness and Equine Center)[1]	3.900	09/01/2024	11/14/2021	B	1,172,621

						7,300,638

1        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Arkansas—0.0%
$25,000	AR Devel. Finance Authority (Arkansas Enterprises for the Developmentally Disabled)[1]	5.250%	11/01/2019	03/31/2018	A	$25,080
California—9.2%
160,000	Adelanto, CA School District	3.745 [2]	09/01/2018	09/01/2018		158,448
10,365,000	Alhambra, CA COP (Police Facilities)[1]	6.750	09/01/2023	05/07/2021	B	11,461,202
20,000	Barstow, CA Redevel. Agency[1]	4.700	09/01/2022	03/31/2018	A	20,061
450,000	Beaumont, CA Financing Authority, Series B1	5.000	09/01/2022	09/01/2022		494,757
475,000	Beaumont, CA Financing Authority, Series B1	5.000	09/01/2023	09/01/2023		530,722
5,000	Bell, CA GO1	4.125	08/01/2021	03/31/2018	A	5,006
75,000	CA College of the Sequoias Community College District COP[1]	4.750	05/01/2026	03/31/2018	A	75,210
45,000	CA County Tobacco Securitization Agency[1]	4.250	06/01/2021	03/31/2018	A	45,042
70,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750	06/01/2029	03/31/2018	A	70,765
5,000	CA Educational Facilities Authority (California Western School of Law)[1]	5.000	10/01/2018	04/01/2018	A	5,012
5,250,000	CA Educational Facilities Authority (Claremont Graduate University) Floaters Series 2017-7007 Trust[1]	1.590 [3]	03/01/2042	03/08/2018	A	5,250,000
19,960,000	CA GO Floaters Series 2008- DCL010 Trust[1]	1.350 [3]	08/01/2027	03/07/2018	A	19,960,000
570,000	CA Pollution Control Financing Authority (Calplant I)	7.000	07/01/2022	10/09/2021	B	573,534
170,000	CA Public Works (California Community Colleges)[1]	4.500	10/01/2026	04/01/2018	A	170,374
20,000	CA Public Works (California Community Colleges)[1]	4.875	12/01/2018	03/31/2018	A	20,057
100,000	CA Public Works (California Community Colleges)[1]	5.250	09/01/2019	03/31/2018	A	100,300
25,000	CA Public Works (Dept. of Corrections)[1]	5.500	10/01/2019	04/01/2018	A	25,080
5,000	CA Public Works (Dept. of Forestry)[1]	4.875	10/01/2018	04/01/2018	A	5,014
50,000	CA Public Works (Various Community Colleges)[1]	4.875	12/01/2018	03/31/2018	A	50,141
195,000	CA Public Works (Various Community Colleges)[1,4]	5.625	03/01/2019	03/16/2018	A	195,710
375,000	CA Statewide CDA (588 Charleston Project)[1]	5.000	11/01/2019	05/07/2019	B	386,599
1,985,000	CA Statewide CDA (Bakersfield Reassessment District)[1]	5.000	09/02/2022	07/03/2020	B	2,103,842

2        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$20,000	CA Statewide CDA Water & Wastewater[1]	4.900%	10/01/2018	04/01/2018	A	$20,058
5,000	CA Water Resource Devel. GO, Series L1	4.500	08/01/2018	03/31/2018	A	5,013
25,000	CA Water Resource Devel. GO, Series M1	4.000	10/01/2018	04/01/2018	A	25,058
40,000	CA Water Resource Devel. GO, Series Q1	4.750	03/01/2018	03/01/2018		40,000
35,000	CA Water Resource Devel. GO, Series Q1	4.750	03/01/2021	03/31/2018	A	35,090
265,000	Castaic, CA Union School District	2.859 [2]	11/01/2019	09/09/2019	B	254,249
25,000	Castaic, CA Union School District	3.875 [2]	05/01/2018	05/01/2018		24,945
405,000	Cerritos, CA Public Financing Authority[1]	5.000	11/01/2018	11/01/2018		414,222
600,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[1]	1.650	07/01/2018	03/31/2018	A	600,294
1,030,000	Eureka, CA Union School District	3.356 [2]	08/01/2018	08/01/2018		1,022,172
90,000	Fresno, CA Joint Powers Financing Authority[1]	4.750	04/01/2023	04/01/2018	A	90,266
1,355,000	Fresno, CA Sewer System[1]	5.250	09/01/2019	03/07/2019	B	1,402,737
4,545,000	Fullerton, CA Public Financing Authority[1]	5.000	09/01/2024	09/01/2018	A	4,625,310
75,000	Gilroy, CA GO (Gilroy Community Library)[1]	5.000	02/01/2023	03/31/2018	A	75,234
1,200,000	Howell Mountain, CA Elementary School District	3.418 [2]	08/01/2027	09/10/2024	B	868,524
580,000	Imperial, CA PFA (Wastewater Facility)[1]	5.000	10/15/2019	10/15/2019		611,871
610,000	Imperial, CA PFA (Wastewater Facility)[1]	5.000	10/15/2020	10/15/2020		662,002
845,000	Imperial, CA PFA (Water Facility)[1]	5.000	10/15/2019	10/15/2019		891,433
885,000	Imperial, CA PFA (Water Facility)[1]	5.000	10/15/2020	10/15/2020		960,446
1,030,000	Jefferson, CA Union High School District[1]	6.250	08/01/2020	08/11/2019	B	1,100,751
105,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)[1]	2.000	09/01/2018	09/01/2018		105,113
10,000	Lodi, CA Wastewater System[1]	4.750	10/01/2024	04/01/2018	A	10,027
175,000	Los Angeles County, CA Public Works Financing Authority[1]	5.500	10/01/2018	10/01/2018		179,246
25,000	Madera County, CA COP (Valley Children’s Hospital)[1]	4.750	03/15/2018	03/15/2018		25,028
5,000	Maricopa, CA Unified School District[1]	4.125	11/01/2018	03/31/2018	A	5,010
20,000	Metropolitan Water District of Southern California Linked SAVRS & RIBS[1]	5.750	08/10/2018	08/10/2018		20,387
30,000	Modesto, CA COP (Golf Course)[1]	5.000	11/01/2023	06/21/2021	B	31,429

3        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$13,720,000	Montebello, CA Unified School District Floaters Series 2017- XF0576 Trust	1.440%[3]	08/01/2046	03/07/2018	A	$13,720,000
995,000	Natomas, CA Unified School District[1,4]	5.950	09/01/2021	12/03/2019	B	1,055,675
705,000	Northern, CA Inyo County Local Hospital District[1]	6.000	12/01/2021	03/21/2020	A	732,784
115,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108[1]	7.500	09/02/2020	09/02/2018	A	118,465
30,000	Ontario, CA Redevel. Financing Authority (Project No. 1)[1]	5.500	08/01/2018	03/31/2018	A	30,524
2,210,000	Orange County, CA COP (Civic Center Facilities)	3.330 [2]	12/01/2018	12/01/2018		2,184,165
1,365,000	Palomar Pomerado, CA Health Care District COP[1]	5.500	11/01/2019	05/08/2019	B	1,423,722
730,000	Riverbank, CA Elementary School District	3.611 [2]	08/01/2018	08/01/2018		722,970
630,000	Riverside County, CA Community Facilities District (Lake Hills Crest)[1]	5.000	09/01/2018	09/01/2018		640,187
665,000	Riverside County, CA Community Facilities District (Lake Hills Crest)[1]	5.000	09/01/2019	09/01/2019		693,482
695,000	Riverside County, CA Community Facilities District (Lake Hills Crest)[1]	5.000	09/01/2020	09/01/2020		740,988
115,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District No. 168)[1]	5.000	09/02/2018	09/02/2018		116,225
120,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District No. 168)[1]	5.000	09/02/2019	09/02/2019		123,139
125,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District No. 168)[1]	5.000	09/02/2020	09/02/2020		130,243
245,000	Riverside County, CA Redevel. Agency (215 Corridor Redevel.)[1]	6.500	12/01/2021	06/30/2020	B	266,545
20,000	Rocklin, CA Unified School District Community Facilities District No. 1[1]	4.125	09/01/2019	03/31/2018	A	20,029
3,810,000	Sacramento, CA City Financing Authority[1]	5.400	11/01/2020	11/14/2019	B	4,032,580
25,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2018	10/01/2018		25,643
530,000	San Diego, CA Community Facilities District No. 3 Special Tax[1]	5.000	09/01/2021	09/01/2021		573,365
45,000	San Rafael, CA Redevel. Agency Tax Allocation (Central San Rafael Redevel.)[1]	4.500	12/01/2018	03/31/2018	A	45,105

4        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$25,000	Santa Ana, CA Community Redevel. Agency (South Main Street)[1]	4.100%	09/01/2019	03/31/2018	A	$25,047
300,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)[1]	5.000	11/15/2019	11/15/2019		315,294
605,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)[1]	5.000	11/15/2020	11/15/2020		651,506
365,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)[1]	5.000	11/15/2021	11/15/2021		402,099
255,000	Saugus, CA Union School District Community Facilities District No. 2002-1[1]	5.000	09/01/2021	09/01/2021		277,830
310,000	Southern CA Tobacco Securitization Authority[1]	4.750	06/01/2025	03/15/2018	A	310,667
200,000	Tuolumne County, CA GO1	4.000	11/01/2021	03/31/2018	A	200,250
560,000	Vallejo, CA Sanitation & Flood Control District[1]	5.000	07/01/2019	01/04/2019	B	573,362
680,000	Vernon, CA Electric System[1]	5.125	08/01/2021	05/03/2019	A	712,198
160,000	Vernon, CA Electric System[1]	5.125	08/01/2021	05/22/2019	C	166,557
250,000	Westlands, CA Water District[1]	5.000	09/01/2021	09/01/2021		277,625
250,000	Westlands, CA Water District[1]	5.000	09/01/2022	09/01/2022		283,025
11,760,000	Whittier, CA Health Facilities (PIH/IC/IMC/DRMCH Obligated Group)[1]	4.900	06/01/2026	12/31/2020	A	12,649,644

						100,053,731

Colorado—5.5%
95,000	Arkansas River, CO Power Authority[1]	5.000	10/01/2020	10/13/2019	B	98,946
40,000	CO E-470 Public Highway Authority[1]	5.250	09/01/2018	09/01/2018		40,714
17,850,000	CO Health Facilities Authority (Catholic Health Initiatives) Floaters Series 2015-XF1003 Trust	1.260 [3]	02/01/2041	03/07/2018	A	17,850,000
33,250,000	CO Health Facilities Authority (Catholic Health Initiatives) Floaters Series 2017-018 Trust[4]	1.340 [3]	03/01/2032	03/12/2018	A	33,250,000
5,630,000	CO Health Facilities Authority (Valley View Hospital Association)[1]	5.500	05/15/2028	05/15/2018	A	5,678,305
1,095,000	Public Authority for CO (Natural Gas Energy)[1]	5.750	11/15/2018	11/15/2018		1,125,813
15,000	Pueblo County, CO GO COP[1]	4.500	12/01/2024	03/31/2018	A	15,037
1,919,000	Southglenn, CO Metropolitan District[1]	3.000	12/01/2021	06/28/2020	B	1,918,943

5        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Colorado (Continued)
$5,000	Weld County, CO School District RE002[1]	5.000%	12/01/2021	03/31/2018	A	$5,015

						59,982,773

Connecticut—0.6%
6,120,000	CT GO1,5	4.023	06/01/2020	06/01/2020		6,248,030
170,000	Darien, CT GO1	4.000	07/15/2019	03/31/2018	A	170,383
100,000	Naugatuck, CT GO1	5.875	02/15/2021	02/15/2020	B	107,184
25,000	Winchester, CT GO1	4.500	06/01/2019	03/31/2018	A	25,059

						6,550,656

Delaware—0.0%
30,000	Wilmington, DE GO1	4.000	06/01/2022	03/31/2018	A	30,061

District of Columbia—0.5%
625,000	District of Columbia (Kipp Charter School)[1]	5.000	07/01/2023	01/21/2022	B	695,350
4,775,000	District of Columbia Water & Sewer Authority[1]	5.500	10/01/2023	11/09/2021	B	5,335,633
						6,030,983

Florida—6.0%
175,000	Belle Isle, FL Charter School (Cornerstone Charter Academy & Cornerstone Charter High School Obligated Group)[1]	5.500	10/01/2022	11/11/2020	B	183,510
685,000	Bonaventure, FL Devel. District Special Assessment[1]	5.125	11/01/2022	03/31/2018	A	686,548
90,000	Dade County, FL HFA (Baptist Hospital of Miami)[1]	5.750	05/01/2021	11/25/2019	B	95,655
20,000	Fishhawk, FL Community Devel. District[1]	5.250	05/01/2018	03/31/2018	A	20,040
100,000	FL Capital Projects Financing Authority (Florida Universities Student Hsg.)[1]	5.125	10/01/2021	03/31/2018	A	100,125
860,000	FL Capital Trust Agency (Gardens Apartments)[1]	3.500	07/01/2025	02/27/2022	B	873,786
510,000	FL Dept. of Education (Community College)[1]	5.000	07/01/2021	03/31/2018	A	511,530
20,000	Flagler County, FL School District[1]	5.000	08/01/2018	03/31/2018	A	20,057
180,000	Gulf, FL Environmental Services[1]	5.000	10/01/2018	04/01/2018	A	183,785
15,000	Hernando County, FL School Board[1]	4.875	12/01/2018	03/31/2018	A	15,043
11,130,000	Miami-Dade County, FL Expressway Authority Toll System Floaters Series 2012-DCL006 Trust	1.320 [3]	03/08/2030	03/08/2018	A	11,130,000
18,385,000	Miami-Dade County, FL School Board Floaters Series 2013- DCL002 Trust	1.320 [3]	05/01/2031	03/07/2018	A	18,385,000

6        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$15,500,000	Miami-Dade County, FL School Board Floaters Series 2013- DCL005 Trust	1.320%[3]	05/01/2037	03/07/2018	A	$15,500,000
35,000	Oldsmar, FL Water & Sewer	5.120 [2]	07/01/2020	07/02/2019	B	30,492
25,000	Orange County, FL (Sales Tax)[1]	6.125	01/01/2019	03/31/2018	A	25,984
160,000	Pinellas County, FL Educational Facilities Authority (Pinellas Prep Academy)[1]	6.125	09/15/2021	04/21/2020	B	170,074
6,615,000	Saint Lucie County, FL Utility System[1]	6.000	10/01/2020	10/15/2019	B	7,057,411
25,000	Sunrise, FL Special Tax District No. 1[1]	4.875	10/01/2018	04/01/2018	A	25,071
635,000	Tampa, FL Sports Authority (Tampa Bay Arena)[1]	5.750	10/01/2020	07/17/2019	B	668,922
9,450,000	Twin Creeks North, FL Community Devel. District Floaters Series 2017-XF1066 Trust	1.390 [3]	11/01/2047	03/08/2018	A	9,450,000

						65,133,033

Georgia—0.7%
10,000	Atlanta, GA GO1	5.600	12/01/2018	06/01/2018	A	10,105
515,000	Cobb-Marietta, GA Coliseum & Exhibit Hall Authority[1]	5.250	10/01/2019	04/06/2019	B	534,503
75,000	GA Medical Center Hospital Authority (CRH/CRHS/HHospital/CRHSLT&HC/CAHS/TMC/CHR/CHSvcs/DrsH/WMS Obligated Group)[1]	5.500	08/01/2018	08/01/2018		76,294
5,000	GA Municipal Assoc. (Atlanta Detention Center)[1]	5.000	12/01/2018	03/31/2018	A	5,015
65,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000	12/01/2023	03/31/2018	A	65,194
990,000	GA Municipal Electric Authority[5]	3.253	01/01/2020	01/01/2020		990,000
1,305,000	GA Municipal Electric Authority[1,5]	3.253	01/01/2021	01/01/2021		1,303,238
55,000	GA Municipal Electric Authority[1]	5.000	01/01/2023	03/25/2018	A	55,166
170,000	GA Municipal Electric Authority[1]	5.700	01/01/2019	01/01/2019		175,608
25,000	GA Municipal Electric Authority[1]	5.700	01/01/2019	01/01/2019		25,825
575,000	GA Private Colleges & University Authority (Mercer University)[1]	5.000	10/01/2020	10/01/2020		615,164
280,000	GA Private Colleges & University Authority (Spelman College)[1]	5.250	06/01/2021	03/31/2018	A	280,910
5,000	Gwinnett County, GA Hospital Authority[1]	4.500	10/01/2024	04/01/2018	A	5,013
50,000	Jefferson, GA Public Building Authority[1]	5.000	04/01/2018	04/01/2018		50,156
240,000	Metropolitan Atlanta, GA Rapid Transit Authority[1]	6.250	07/01/2020	07/17/2019	B	253,961

7        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Georgia (Continued)
$3,300,000	Morgan County, GA Hospital Authority (USDA Replacement Hospital)[1]	2.750%	09/01/2019	09/01/2019		$3,292,806

						7,738,958

Illinois—9.8%
400,000	Bolingbrook, IL Park District[1]	5.250	01/01/2020	01/01/2020		417,404
9,465,000	Centerpoint, IL Intermodal Center Program[1]	4.000 [3]	06/15/2023	06/15/2023		9,552,646
500,000	Chicago, IL Board of Education	2.893 [2]	12/01/2022	12/01/2022		434,900
555,000	Chicago, IL Board of Education[1]	5.000	12/01/2021	03/31/2018	A	557,564
600,000	Chicago, IL Board of Education[1]	5.000	12/01/2021	03/31/2018	A	606,942
810,000	Chicago, IL Board of Education[1]	5.000	12/01/2023	03/31/2018	A	819,347
1,860,000	Chicago, IL Board of Education[1]	5.000	12/01/2025	03/31/2018	A	1,881,427
550,000	Chicago, IL Board of Education[1]	5.000	12/01/2027	12/01/2018	A	564,658
100,000	Chicago, IL Board of Education[1]	5.250	12/01/2018	03/31/2018	A	100,319
610,000	Chicago, IL Board of Education[1]	5.250	12/01/2020	03/31/2018	A	612,818
12,800,000	Chicago, IL Board of Education[1]	6.000	01/01/2020	07/08/2019	B	13,324,160
4,745,000	Chicago, IL Board of Education (School Reform)	3.093 [2]	12/01/2020	12/01/2020		4,339,302
5,000,000	Chicago, IL Board of Education Floaters Series 2013-DCL001 Trust[1]	1.540 [3]	05/08/2027	03/08/2018	A	5,000,000
80,000	Chicago, IL Building Acquisition COP[1]	5.400	01/01/2019	03/31/2018	A	80,260
6,110,000	Chicago, IL City Colleges	3.895 [2]	01/01/2024	01/01/2024		4,869,609
105,000	Chicago, IL GO1	5.000	12/01/2020	03/31/2018	A	105,390
100,000	Chicago, IL GO1	5.000	12/01/2021	03/31/2018	A	100,371
1,655,000	Chicago, IL GO1	5.000	12/01/2024	03/31/2018	A	1,661,074
425,000	Chicago, IL GO1	5.000	01/01/2026	03/31/2018	A	426,190
245,000	Chicago, IL GO1	5.000	01/01/2027	03/31/2018	A	246,842
450,000	Chicago, IL GO1	5.250	01/01/2020	01/01/2020		476,064
1,600,000	Chicago, IL Public Building Commission[1]	7.000	01/01/2020	07/09/2019	B	1,710,416
40,000	Chicago, IL State University (Auxiliary Facilities System)[1]	5.000	12/01/2018	03/31/2018	A	40,133
1,800,000	Cook County, IL Community College District No. 508 (City Colleges Chicago)[1]	5.000	12/01/2021	12/01/2021		1,923,318
2,000,000	Cook County, IL Community High School District No. 219 (Niles Township)[1]	5.500	12/01/2019	06/11/2019	B	2,089,700
380,000	Cook County, IL School District No. 148 Dolton[1]	4.750	12/01/2022	12/01/2018	A	387,931
700,000	Cook County, IL School District No. 159 Matteson-Richton Park	2.948 [2]	12/01/2020	12/01/2020		645,540
45,000	East Dundee, IL Tax Increment (Route 25 South Redevel.)[1]	5.250	12/01/2022	02/16/2021	B	44,810

8        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$105,000	Eastern Illinois University (Auxiliary Facilities System)[1]	4.125%	04/01/2022	04/01/2022		$103,390
300,000	Franklin & Williamson Counties, IL Community Unit School District No. 168[1]	3.250	12/01/2018	12/01/2018		301,848
995,000	IL Civic Center[1]	6.250	12/15/2020	12/31/2019	B	1,039,924
290,000	IL Finance Authority (AHCN/AH&HC/ANSHN/ACMC/ASH Obligated Group)[1]	5.500	11/01/2018	11/01/2018		297,668
1,540,000	IL Finance Authority (Rehabilitation Institute of Chicago)[1]	5.000	07/01/2021	07/01/2021		1,678,215
1,000,000	IL Finance Authority (Rehabilitation Institute of Chicago)[1]	5.000	07/01/2022	07/01/2022		1,107,610
1,000,000	IL Finance Authority (Rehabilitation Institute of Chicago)[1]	5.000	07/01/2023	07/01/2023		1,120,300
13,800,000	IL GO Floaters Series 2015- XF1012 Trust[1]	1.320 [3]	07/01/2033	03/07/2018	A	13,800,000
5,715,000	IL GO Floaters Series 2015- XF1013 Trust	1.340 [3]	05/01/2033	03/07/2018	A	5,715,000
5,000	IL Health Facilities Authority (Michael Reese Hospital & Medical Center)[1]	7.600	02/15/2019	03/31/2018	A	5,289
45,000	IL Hsg. Devel. Authority[1]	4.600	09/01/2025	03/31/2018	A	45,113
330,000	IL Hsg. Devel. Authority[1]	4.625	07/01/2023	03/31/2018	A	330,752
150,000	IL Medical District COP[1]	5.000	06/01/2022	03/31/2018	A	150,213
195,000	IL Sales Tax[1]	6.500	06/15/2022	12/20/2021	B	208,859
400,000	Iroquois & Kankakee Counties, IL Community Unit School District No. 4[1]	4.125	11/01/2019	03/31/2018	A	400,928
500,000	Lansing, IL GO1	4.000	03/01/2018	03/01/2018		500,000
240,000	Lee & Ogle Counties, IL Community Unit School District No. 275[1]	5.300	12/01/2018	12/01/2018		247,037
1,000,000	Madison Macoupin Counties, IL Community College Districts No. 536[1]	5.000	11/01/2021	11/01/2021		1,084,050
310,000	Matteson, IL Waterworks[1]	4.000	12/01/2019	03/31/2018	A	310,459
600,000	Northern IL University COP[1]	4.000	09/01/2019	09/01/2019		611,106
150,000	Riverdale, IL GO1	4.800	01/01/2023	03/31/2018	A	150,206
300,000	Rock Island County, IL School District No. 40[1]	3.800	02/01/2021	03/31/2018	A	300,420
500,000	Rock Island County, IL School District No. 41[1]	4.500	12/01/2025	04/02/2018	A	501,385
300,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.100	01/01/2020	01/01/2020		300,600

9        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$100,000	Southwestern IL Devel. Authority (Belleville Township)[1]	4.000%	10/01/2018	04/01/2018	A	$100,227
165,000	Southwestern IL Devel. Authority (Granite City)[1,4]	5.250	03/01/2023	03/01/2019	A	165,922
1,080,000	Southwestern IL Devel. Authority (Memorial Group)[1]	6.375	11/01/2023	05/31/2022	B	1,252,098
2,110,000	University of Illinois Board of Trustees COP[1]	5.250	10/01/2022	04/01/2018	A	2,116,752
1,020,000	University of Illinois Board of Trustees COP[1]	5.250	10/01/2026	04/01/2018	A	1,023,264
385,000	University Park, IL (Village of University Park Illinois)[1]	4.200	12/01/2018	03/31/2018	A	385,882
70,000	University Park, IL (Village of University Park Illinois)[1]	4.250	12/01/2018	03/31/2018	A	70,163
20,455,000	Will County, IL Community Unit School District No. 365 (Valley View)	3.443 [2]	11/01/2023	11/01/2023		17,251,542
750,000	Will County, IL School District No. 88A Richland[1]	4.100	10/01/2025	10/01/2019	A	766,358

						106,461,715

Indiana—2.3%
890,000	Gary Chicago, IN International Airport Authority[1]	5.500	02/01/2025	02/01/2019	A	917,145
8,705,000	Gary, IN Sanitary District[1]	5.050	01/15/2029	12/16/2021	A	9,501,769
9,075,000	IN Transportation Finance Authority[1]	5.500	12/01/2022	06/26/2021	B	10,126,248
3,000,000	Indiana, IN Bond Bank Special Program Floaters Series 2015-XF0115	1.440 [3]	04/15/2019	03/07/2018	A	3,000,000
45,000	Lawrence Township, IN School Building Corp.[1]	5.000	07/10/2019	04/12/2019	B	46,633
615,000	Merrillville, IN Economic Devel. (Belvedere Hsg.)[1]	5.050	04/01/2026	06/11/2023	B	589,373
835,000	Michigan City, IN Multifamily Hsg. (Silver Birch Project)[1]	4.500	01/01/2026	08/17/2023	B	802,143
50,000	Mishawaka, IN Waterworks[1]	4.000	07/01/2018	07/01/2018		50,444
150,000	Richland Bean Blossom, IN School Building Corp.[1]	5.000	07/15/2018	07/15/2018		152,064
90,000	Wa-Nee, IN Middle School Building Corp.[1]	5.000	07/15/2018	07/15/2018		91,147

						25,276,966

Iowa—0.0%
265,000	Carlisle, IA Community School District[1]	4.000	05/01/2022	03/31/2018	A	265,392
5,000	IA HFA (Multifamily Hsg.)[1,4]	6.000	04/01/2021	04/01/2018	A	5,014

						270,406

10        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Kansas—0.5%
$25,000	KS Devel. Finance Authority[1]	5.250%	11/01/2028	11/01/2018	A	$25,659
5,060,000	Manhattan, KS GO1	1.250	06/15/2018	06/15/2018		5,059,241

						5,084,900

Kentucky—1.2%
90,000	KY EDFA (Louisville Arena Authority)[1]	5.750	12/01/2028	06/01/2018	A	90,999
5,000,000	KY EDFA (Masonic Home Independent Living II)[1]	2.500	05/15/2022	05/15/2018	A	5,000,100
7,665,000	KY Property & Building Commission[1]	5.000	08/01/2020	08/01/2020		8,224,775
10,000	KY Rural Water Finance Corp.[1]	4.375	02/01/2023	03/31/2018	A	10,024
10,000	KY Rural Water Finance Corp.[1]	4.750	02/01/2028	03/24/2018	A	10,023

						13,335,921

Louisiana—0.2%
1,750,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2020	05/15/2020		1,868,003
445,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2026	05/15/2018	A	448,480
390,000	Monroe, LA Sales Tax[1]	3.000	03/01/2020	03/31/2018	A	390,421

						2,706,904

Maryland—0.0%
95,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	4.400	07/01/2021	03/31/2018	A	95,219
25,000	MD H&HEFA (Johns Hopkins Health System)	4.987 [2]	07/01/2019	12/31/2018	B	23,728
50,000	Prince Georges County, MD IDA (Upper Marlboro Justice)[1]	4.250	06/30/2019	03/31/2018	A	50,117

						169,064

Massachusetts—1.0%
1,355,000	Boston, MA Water & Sewer[1]	5.250	11/01/2019	03/22/2019	B	1,403,536
250,000	MA Devel. Finance Agency (Avon Association)[1]	5.000	04/01/2018	04/01/2018		250,755
345,000	MA Devel. Finance Agency (Lawrence General Hospital)[1]	5.000	07/01/2018	07/01/2018		348,184
15,000	MA Devel. Finance Agency (Linden Ponds)[1]	4.680	11/15/2021	11/15/2021		15,098
17,340	MA Devel. Finance Agency (Linden Ponds)[1]	6.250	11/15/2018	11/15/2018		17,531
100,000	MA H&EFA (Harvard Pilgrim Health Care/Pilgrim Health Care Obligated Group)[1]	4.750	07/01/2022	03/31/2018	A	100,236
780,000	MA H&EFA (Milford Regional Medical Center)[1]	5.000	07/15/2022	03/31/2018	A	782,052

11        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Massachusetts (Continued)
$50,000	MA Ralph C. Mahar Regional School District[1]	4.000%	08/01/2018	03/31/2018	A	$50,092
40,000	MA Ralph C. Mahar Regional School District[1]	4.000	08/01/2019	03/31/2018	A	40,058
4,000,000	MA School Building Authority[1]	5.000	08/15/2025	08/15/2022	A	4,505,120
3,395,000	MA Water Resources Authority[1]	6.500	07/15/2019	10/21/2018	B	3,494,270
5,000	Worcester, MA GO1	4.125	09/15/2023	03/31/2018	A	5,010
10,000	Worcester, MA GO1	4.200	11/01/2024	03/31/2018	A	10,020

						11,021,962

Michigan—1.2%
400,000	Allen Park, MI GO1	4.000	04/01/2020	04/01/2018	A	400,880
315,000	Charyl Stockwell Academy, MI Public School Academy[1]	4.875	10/01/2023	05/22/2021	B	316,131
4,000,000	Detroit, MI City School District Floaters Series 2016-XG0091 Trust[1]	1.290 [3]	05/01/2030	03/07/2018	A	4,000,000
1,100,000	Detroit, MI Downtown Devel. Authority[1]	4.750	07/01/2025	03/31/2018	A	1,115,587
31,000	Detroit, MI GO1	5.250	04/01/2019	04/01/2019		30,729
50,000	Detroit, MI Sewer Disposal System[1]	5.250	07/01/2019	03/31/2018	A	50,143
50,000	Detroit, MI Sewer Disposal System	5.739 [2]	07/01/2018	07/01/2018		49,697
50,000	Detroit, MI Water Supply System[1]	4.800	07/01/2018	07/01/2018		50,529
2,190,000	Detroit, MI Water Supply System[1]	5.750	07/01/2025	07/01/2018	A	2,222,062
60,000	Highland Park, MI Building Authority[1]	7.750	05/01/2018	05/01/2018		60,626
515,000	MI Hsg. Devel. Authority, Series A1	4.750	10/01/2019	09/26/2018	A	522,014
325,000	Muskegon Heights, MI Water System[1]	4.000	11/01/2021	05/01/2018	A	325,981
570,000	Muskegon Heights, MI Water System[1]	4.000	11/01/2026	05/01/2018	A	571,203
50,000	Northville, MI Public Schools[1]	4.000	05/01/2019	03/31/2018	A	50,098
1,400,000	Summit Academy North, MI Public School Academy[1]	4.000	11/01/2024	11/11/2023	B	1,351,406
1,115,000	Wayne County, MI Downriver Sewer Disposal[1]	5.125	11/01/2018	05/01/2018	A	1,120,441
375,000	Wayne, MI GO1	4.400	10/01/2021	04/01/2018	A	375,049

						12,612,576

Minnesota—0.7%
205,000	Arlington, MN GO1	3.000	12/01/2019	03/31/2018	A	205,305
2,000,000	Kanabec County, MN Healthcare (Firstlight Health)[1]	2.750	12/01/2019	12/01/2018	A	2,000,540
290,000	St. Paul, MN Hsg. & Redevel. Authority (Higher Ground Academy)[1]	5.000	12/01/2018	12/01/2018		295,452
4,500,000	St. Paul, MN Hsg. & Redevel. Authority (Un Flats Apts.)[1]	2.750 3	02/01/2022	02/01/2021	D	4,449,420

12        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Minnesota (Continued)
$750,000	St. Paul, MN Hsg. & Redevel. Authority Charter School (St. Paul City School)[1]	4.500%	07/01/2028	02/23/2024	B	$723,503
205,000	Woodbury, MN Charter School (MSA Building Company)[1]	3.650	12/01/2020	12/01/2020		212,433

						7,886,653

Mississippi—0.2%
900,000	MS Devel. Bank (Jackson Public School District)[1]	5.000	10/01/2023	05/10/2022	B	986,616
800,000	MS Devel. Bank (Jackson Water & Sewer System)[1]	5.250	12/01/2022	12/01/2022		901,312
105,000	Parkway East, MS Public Improvement District[1]	4.250	05/01/2020	05/11/2019	B	104,931

						1,992,859

Missouri—1.3%
245,000	Brentwood, MO Tax Increment (Hanley Stadium Redevel.)[1]	3.200	11/01/2021	11/01/2021		243,067
385,000	Kansas City, MO IDA (Sales Tax)[1]	4.250	04/01/2026	12/25/2022	B	395,869
1,775,000	MO Devel. Finance Board (Branson Landing)[1]	6.000	06/01/2020	07/05/2019	B	1,841,562
5,000	MO Environmental Improvement & Energy Resources Authority[1]	4.250	07/01/2026	03/31/2018	A	5,012
40,000	MO Environmental Improvement & Energy Resources Authority[1]	5.000	01/01/2020	03/31/2018	A	40,117
70,000	MO Environmental Improvement & Energy Resources Authority[1]	5.500	07/01/2019	03/31/2018	A	70,231
1,380,000	St. Louis County, MO IDA (Friendship Village)[1]	5.000	09/01/2023	10/07/2021	B	1,517,931
9,900,000	St. Louis, MO Airport (Lambert- St. Louis International Airport) Floaters Series 2007 DCL-004 Trust[1]	1.320 [3]	07/01/2026	03/07/2018	A	9,900,000

						14,013,789

Nevada—0.3%
140,000	Clark County, NV School District[1]	5.000	06/15/2021	06/15/2018	A	141,500
1,045,000	North Las Vegas, NV GO1	5.000	05/01/2021	03/31/2018	A	1,046,693
550,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2021	04/01/2018	A	550,891
495,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2022	04/01/2018	A	495,683
745,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2023	04/01/2018	A	745,991
60,000	Reno, NV Hospital (RRMC/RTCS/RSMMC Obligated Group)[1]	5.500	06/01/2023	06/01/2018	A	60,568

13        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Nevada (Continued)
$590,000	Reno, NV Hospital (RRMC/RTCS/RSMMC Obligated Group)[1]	5.500%	06/01/2023	06/01/2018	A	$596,112

						3,637,438

New Hampshire—0.1%
750,000	NH H&EFA (Hillside Village)[1]	3.500	07/01/2022	07/01/2019	A	752,790
New Jersey—12.2%
250,000	Atlantic City, NJ GO1	5.000	03/01/2027	03/01/2027		285,780
16,010,000	Atlantic City, NJ GO Floaters Series 2017-XF2482 Trust[1]	1.230 [3]	03/01/2042	03/07/2018	A	16,010,000
3,515,000	Casino Reinvestment Devel. Authority of NJ1	5.000	11/01/2023	11/01/2023		3,901,755
25,000	Casino Reinvestment Devel. Authority of NJ1	5.250	06/01/2018	03/31/2018	A	25,089
2,525,000	Casino Reinvestment Devel. Authority of NJ1	5.250	01/01/2019	03/31/2018	A	2,547,397
145,000	Casino Reinvestment Devel. Authority of NJ1	5.250	06/01/2019	03/31/2018	A	145,513
1,500,000	Casino Reinvestment Devel. Authority of NJ1	5.250	01/01/2024	03/31/2018	A	1,534,710
1,000,000	Casino Reinvestment Devel. Authority of NJ (Hotel Room Fee)[1]	5.250	01/01/2022	03/31/2018	A	1,018,680
75,000	Essex County, NJ Improvement Authority (Newark)[1]	5.000	11/01/2020	11/13/2019	B	78,876
150,000	Jackson Township, NJ School District[1]	5.250	06/15/2019	12/26/2018	B	154,099
500,000	Newark, NJ GO1	5.000	07/15/2018	07/15/2018		504,715
330,000	Newark, NJ GO1	5.000	07/15/2018	07/15/2018		333,112
335,000	Newark, NJ GO1	5.000	07/15/2019	07/15/2019		345,646
500,000	Newark, NJ GO1	5.000	07/15/2019	07/15/2019		515,890
1,000,000	NJ Building Authority[1]	5.000	06/15/2025	06/15/2025		1,177,940
1,500,000	NJ Building Authority[1]	5.000	06/15/2025	06/15/2025		1,669,020
135,000	NJ EDA (Friends of Teaneck Community Charter School)[1]	3.500	09/01/2022	01/03/2021	B	133,670
820,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250	07/01/2025	07/01/2025		983,524
6,840,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250	07/01/2025	07/01/2025		7,682,962
15,000	NJ EDA (Municipal Loan Pool)[1]	4.625	11/15/2020	03/31/2018	A	15,040
2,000,000	NJ EDA (School Facilities Construction)[1]	5.000	03/01/2023	03/01/2023		2,175,640
3,000,000	NJ EDA (School Facilities Construction)[1]	5.000	03/01/2025	03/01/2023	A	3,224,610
3,010,000	NJ EDA (School Facilities Construction)[1]	5.500	09/01/2023	09/01/2023		3,401,782
6,000,000	NJ EDA (School Facilities Construction)[1]	5.500	09/01/2024	09/01/2024		6,792,480

14        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New Jersey (Continued)
$1,000,000	NJ Educational Facilities Authority (Higher Education)[1]	5.000%	06/15/2026	06/15/2024	A	$1,083,340
400,000	NJ Health Care Facilities Financing Authority (Greystone Park Psychiatric Hospital)[1]	5.000	09/15/2023	09/15/2023		437,744
5,690,000	NJ Health Care Facilities Financing Authority (Hospital Asset Transformation)[1]	5.500	10/01/2023	10/01/2018	A	5,827,698
2,325,000	NJ Health Care Facilities Financing Authority (SJHS/SJH&MC/GPD/GPDH/SJRC/HviewA/HsideA/Hhouse/SJHlth/200HPC/SJWC/SJWHF Obligated Group)[1]	6.000	07/01/2018	07/01/2018		2,360,875
10,000	NJ Hsg. & Mtg. Finance Agency[1]	4.375	11/01/2019	03/31/2018	A	10,023
15,000	NJ Sports & Expositions Authority[1]	4.125	09/01/2018	03/31/2018	A	15,027
14,860,000	NJ Tobacco Settlement Financing Corp.[1]	4.500	06/01/2023	03/15/2018	A	14,932,071
20,000	NJ Tobacco Settlement Financing Corp.[1]	4.625	06/01/2026	03/15/2018	A	20,070
3,000,000	NJ Tobacco Settlement Financing Corp.[1]	5.000	06/01/2029	03/15/2018	A	3,004,530
3,215,000	NJ Tobacco Settlement Financing Corp.	5.389 [2]	06/01/2041	03/15/2018	A	873,323
52,175,000	NJ Tobacco Settlement Financing Corp.	5.410 [2]	06/01/2041	03/15/2018	A	14,607,435
5,000,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2023	06/15/2018	A	5,041,800
1,645,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2025	06/15/2022	A	1,771,517
750,000	NJ Transportation Trust Fund Authority[1]	5.000	12/15/2026	03/31/2018	A	751,613
4,505,000	NJ Transportation Trust Fund Authority[1]	5.250	12/15/2023	12/15/2023		5,011,722
1,370,000	NJ Transportation Trust Fund Authority[1]	5.250	12/15/2023	12/15/2023		1,541,072
460,000	NJ Transportation Trust Fund Authority[1]	5.250	06/15/2026	06/15/2021	A	492,287
12,160,000	NJ Transportation Trust Fund Authority[1]	5.500	12/15/2019	12/15/2019		12,880,602
5,000,000	NJ Transportation Trust Fund Authority[1]	5.500	12/15/2020	12/15/2020		5,415,100
1,680,000	NJ Turnpike Authority[1]	6.000	01/01/2019	01/01/2019		1,717,682
125,000	Salem County, NJ Improvement Authority (Stand Up for Salem)[1]	5.375	08/15/2028	03/31/2018	A	125,300

						132,578,761

New Mexico—0.1%
210,000	Farmington, NM Hospital (San Juan Regional Medical Center)[1]	5.000	06/01/2023	03/31/2018	A	210,644

15        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New Mexico (Continued)
$545,000	University of New Mexico[1]	6.000%	06/01/2021	09/03/2019	B	$576,365

						787,009

New York—4.6%
310,000	Albany, NY IDA (Sage Colleges)[1]	5.250	04/01/2019	10/05/2018	B	308,989
1,665,000	Buffalo & Erie County, NY Industrial Land Devel. (Medaille College)[1,4]	5.000	04/01/2022	05/07/2020	B	1,741,091
750,000	Dutchess County, NY IDA (Bard College)[1]	5.000	08/01/2022	07/31/2018	A	749,940
305,000	Jefferson County, NY IDA Solid Waste Disposal (Reenergy Black River LLC)	4.750	01/01/2020	07/14/2019	B	298,921
3,000,000	Nassau County, NY Tobacco Settlement Corp. (TASC)[1]	5.250 [6]	06/01/2026	03/15/2018	A	3,000,510
155,000	NY Counties Tobacco Trust VI (TASC)[1]	4.000	06/01/2019	06/01/2019		158,816
345,000	NY Counties Tobacco Trust VI (TASC)[1]	4.000	06/01/2020	06/01/2020		358,610
350,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000	06/01/2021	06/01/2021		378,707
300,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000	06/01/2022	06/01/2022		330,033
685,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000	06/01/2023	06/01/2023		762,994
460,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000	06/01/2026	06/01/2026		524,230
160,000	NY Triborough Bridge & Tunnel Authority[1]	6.125	01/01/2021	10/15/2019	B	171,398
6,455,000	NYC GO1	5.000	08/01/2022	08/01/2021	A	7,135,873
9,070,000	NYC GO1	5.000	10/01/2022	10/01/2022		10,255,177
250,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	01/15/2023	03/31/2018	A	250,860
1,130,000	NYS DA (ALIA-PSCH)[1]	4.800	12/01/2023	06/23/2021	B	1,147,323
5,500,000	NYS DA (State University Educational Facilities)[1]	5.500	05/15/2019	09/15/2018	B	5,610,715
5,000,000	NYS ERDA (Niagara Mohawk Power Corp.)[1]	3.845 [3]	12/01/2023	12/01/2023		5,000,000
4,860,000	NYS UDC (State Facilities)[1]	5.700	04/01/2020	04/15/2019	B	5,073,451
280,000	Oyster Bay, NY GO1	3.250	08/01/2019	08/01/2019		284,970
4,275,000	Oyster Bay, NY GO1	4.000	06/01/2018	06/01/2018		4,295,520
1,500,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.000	12/01/2020	12/13/2019	B	1,574,250
100,000	Poughkeepsie, NY GO1	4.000	03/15/2019	03/31/2018	A	100,222
50,000	Ramapo, NY GO1	4.000	08/01/2020	03/31/2018	A	50,100
100,000	Ramapo, NY GO1	4.000	08/01/2021	03/31/2018	A	100,192
5,000	Riverhead, NY GO1	4.000	12/01/2023	03/31/2018	A	5,009

16        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$30,000	Suffolk County, NY IDA (Dowling College)[7]	6.700%	12/01/2020	12/16/2019	B	$7,500

						49,675,401

North Carolina—0.0%
100,000	Charlotte, NC COP[1]	3.000	06/01/2022	03/31/2018	A	100,085
5,000	University of North Carolina System (NCATSU/UNCC/UNCG/UNCW/UNCA Obligated Group)[1]	5.000	04/01/2022	04/01/2018	A	5,015

						105,100

North Dakota—0.0%
80,000	Williston, ND Sales Tax[1]	3.000	05/01/2020	03/15/2020	B	79,666

Ohio—1.3%
1,355,000	Butler County, OH Hospital Facilities (UCH/UCHS/UCMC/WCHosp/UCPC Obligated Group)[1]	5.500	11/01/2022	11/01/2020	A	1,489,267
4,245,000	Cleveland, OH Waterworks (Dept. of Public Utilities Division)[1]	5.500	01/01/2021	01/14/2020	B	4,506,916
2,000,000	OH Air Quality Devel. Authority (First Energy Generation)	5.625	06/01/2018	06/01/2018		1,910,600
345,000	OH HFA (Residential Mtg.)[1,4]	5.900	09/01/2023	03/31/2018	A	346,149
2,225,000	OH Higher Educational Facility Commission (Hiram College)[1]	6.000	10/01/2021	10/01/2018	A	2,253,013
2,460,000	OH Higher Educational Facility Commission (University of Dayton)[1,5]	3.353	12/01/2023	12/01/2023		2,463,764
940,000	OH River South Authority (Lazarus Building Redevel.)[1]	5.750	12/01/2027	03/31/2018	A	942,096

						13,911,805

Oklahoma—0.3%
575,000	McGee Creek, OK Water Authority[1]	6.000	01/01/2023	02/12/2021	B	627,210
2,490,000	OK Devel. Finance Authority (Haverland Carter Lifestyle Group/La Vida Llena/Sommerset Neighborhood Obligated Group)[1]	5.000	07/01/2025	09/22/2022	B	2,709,518
475,000	OK Municipal Power Authority[1]	5.750	01/01/2024	12/08/2020	B	520,942
17,368	Oklahoma County, OK HFA (Single Family Mtg.)[1]	4.300	10/01/2020	04/01/2018	A	17,407

						3,875,077

Oregon—0.1%
5,000	Clackamas County, OR School District No. 86[1]	4.350	06/15/2025	03/31/2018	A	5,011
695,000	Corvallis, OR Sewer System[1]	3.000	05/01/2019	05/17/2018	A	698,982

17        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Oregon (Continued)
$5,000	OR Bond Bank (OR Economic & Community Devel.)[1]	4.000%	01/01/2024	03/31/2018	A	$5,059
165,000	OR Health & Science University	2.975 [2]	07/01/2021	01/24/2020	B	146,071
75,000	Tri-County, OR Metropolitan Transportation District[1]	3.000	11/01/2018	03/31/2018	A	75,103
10,000	Tualatin, OR GO1	4.000	12/15/2022	03/31/2018	A	10,021
40,000	Umatilla County, OR Hospital Facility Authority (Catholic Health Initiatives)[1]	4.750	05/01/2029	03/31/2018	A	40,016
15,000	Umatilla County, OR Hospital Facility Authority (Catholic Health Initiatives)[1]	5.000	05/01/2022	03/31/2018	A	15,130
100,000	Umatilla County, OR School District No. 61 (Stanfield)[1]	3.950	06/15/2018	03/31/2018	A	100,244

						1,095,637

Other Territory—3.5%
19,755,000	Public Hsg. Capital Fund Multi- State Revenue Trust I Floaters Series 2017-XG0136 Trust[1]	1.620 [3]	12/01/2029	03/07/2018	A	19,755,000
7,030,000	Public Hsg. Capital Fund Multi- State Revenue Trust II Floaters Series 2017-XG0137 Trust[1]	1.670 [3]	09/01/2027	03/07/2018	A	7,030,000
11,345,000	Public Hsg. Capital Fund Multi- State Revenue Trust II Floaters Series 2017-XG0138 Trust	1.620 [3]	07/01/2033	03/07/2018	A	11,345,000
462,660	Public Hsg. Capital Fund Multi- State Revenue Trust III[1]	5.000	07/01/2022	11/22/2019	A	462,863

						38,592,863

Pennsylvania—5.1%
135,000	Allegheny County, PA HEBA (Duquesne University of the Holy Spirit)[1]	5.000	04/01/2019	04/01/2018	A	137,768
445,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.000	10/15/2026	02/24/2025	B	500,625
645,000	Allegheny County, PA Redevel. Authority (Pittsburgh Mills)[1]	5.600	07/01/2023	03/23/2021	B	633,771
1,500,000	Bangor, PA Area School District[1]	2.500	03/15/2023	03/31/2018	A	1,500,465
235,000	Berks County, PA GO1	5.850	11/15/2018	08/15/2018	B	239,291
3,100,000	Erie County, PA Hospital Authority (St. Vincent’s Health)[1]	7.000	07/01/2027	07/01/2020	A	3,473,767
355,000	Hazleton, PA GO1	4.050	12/01/2018	03/31/2018	A	355,770
365,000	Hazleton, PA GO1	4.100	12/01/2019	03/31/2018	A	365,982
2,075,000	Luzerne County, PA GO1	5.000	05/15/2022	05/15/2022		2,299,017
2,260,000	Luzerne County, PA GO1	5.000	05/15/2023	05/15/2023		2,529,279
2,795,000	Luzerne County, PA GO1	5.000	11/15/2023	11/15/2023		3,151,446
585,000	Luzerne County, PA GO1	7.000	11/01/2018	11/01/2018		602,907
500,000	Oswayo Valley, PA School District[1]	2.000	02/15/2020	03/31/2018	A	500,035

18        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Pennsylvania (Continued)
$11,730,000	PA Convention Center Authority[1]	6.000%	09/01/2019	03/08/2019	B	$12,208,115
2,750,000	PA EDFA (US Airways Group)[1]	8.000	05/01/2029	05/01/2020	A	3,022,140
2,520,000	PA State Public School Building Authority (Philadelphia School District)[1]	5.000	04/01/2018	04/01/2018		2,526,224
6,200,000	PA State Public School Building Authority (Philadelphia School District)[1]	5.000	06/01/2023	06/01/2023		6,848,334
730,000	Philadelphia, PA Authority for Industrial Devel. (Tacony Academy Charter School)[1]	6.250	06/15/2023	02/27/2021	B	790,875
190,000	Philadelphia, PA Regional Port Authority[1]	5.000	09/01/2019	09/01/2018	A	193,072
5,000,000	Pittsburgh, PA Water & Sewer Authority[1]	1.746 [8]	09/01/2040	06/01/2020	A	5,016,350
3,050,000	Pottsville, PA Hospital Authority (LVHN/LVlyH/LVHM/SRehC/SRMC/NPHC/SMCSJS/PMCtr/PHSys Obligated Group)[1]	5.750	07/01/2022	08/15/2020	B	3,305,133
500,000	St. Mary Hospital Authority, PA Health System (Catholic Health East)[1]	5.000	11/15/2021	05/15/2020	A	537,315
825,000	Stroudsburg, PA Area School District[1]	3.000	04/01/2027	04/01/2018	A	825,239
1,025,000	Washington County, PA Redevel. Authority[1,4]	5.000	07/01/2028	02/22/2026	A	1,070,387
1,010,000	Wilkes-Barre, PA Area School District[1]	5.000	08/01/2024	08/01/2024		1,154,248
1,160,000	Wilkes-Barre, PA Area School District[1]	5.000	08/01/2026	08/01/2026		1,341,621

						55,129,176

Rhode Island—0.0%
10,000	RI Clean Water Finance Agency[1]	4.500	10/01/2022	04/01/2018	A	10,025
5,000	RI Clean Water Protection Finance Agency[1]	5.000	10/01/2018	04/01/2018	A	5,015
100,000	RI Clean Water Protection Finance Agency[1]	5.500	10/01/2018	04/01/2018	A	100,340
50,000	RI Economic Devel. Corp. (University of Rhode Island Steam Generation Facility)[1]	5.000	11/01/2019	03/31/2018	A	50,153

						165,533

South Carolina—0.0%
25,000	SC Jobs-EDA (FMU Student Hsg.)[1]	4.250	08/01/2024	03/31/2018	A	25,028

19        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
South Dakota—1.2%
$13,210,000	SD H&EFA (Sanford/SanH/SMCtr/SClinic/SHN/SHlthF/SHNM/SMCTRF/SN/SHFN/SCN/SHHlth Obligated Group) Floaters Series 2016-XG0096 Trust	1.160%[3]	11/01/2040	03/07/2018	A	$13,210,000

Tennessee—1.0%
380,000	Bristol, TN Industrial Devel. Board	4.722 [2]	12/01/2018	12/01/2018		370,603
1,250,000	Bristol, TN Industrial Devel. Board	4.846 [2]	12/01/2019	12/01/2019		1,173,450
1,000,000	Bristol, TN Industrial Devel. Board	4.909 [2]	12/01/2020	12/01/2020		897,150
695,000	Elizabethton, TN H&EFB (MSHA/BRMMC/SCCH/NCH Obligated Group)[1]	7.000	07/01/2020	02/17/2019	A	742,072
5,000,000	TN Energy Acquisition Gas Corp.[1]	2.650	11/01/2020	11/01/2020		4,960,500
2,000,000	TN Energy Acquisition Gas Corp.[1]	5.000	02/01/2019	02/01/2019		2,059,020
200,000	TN Energy Acquisition Gas Corp.[1]	5.250	09/01/2018	09/01/2018		203,590
200,000	TN Energy Acquisition Gas Corp.[1]	5.250	09/01/2019	09/01/2019		210,086

						10,616,471

Texas—17.9%
725,000	Arlington, TX Higher Education Finance Corp. (Leadership Prep School)[1]	4.000	06/15/2026	06/17/2023	B	703,533
29,920,000	Austin, TX GO	5.250	05/15/2025	06/26/2023	B	34,360,726
1,200,000	Board of Managers Joint Guadalupe County-City of Seguin, TX Hospital[1]	5.000	12/01/2023	12/01/2023		1,280,028
1,865,000	Board of Managers Joint Guadalupe County-City of Seguin, TX Hospital[1]	5.000	12/01/2024	12/01/2024		1,990,123
10,000	Brazoria County, TX Municipal Utility District No. 26[1]	4.125	09/01/2018	03/31/2018	A	10,022
675,000	El Paso County, TX Hospital District COP[1]	5.000	08/15/2025	08/15/2023	A	750,688
1,085,000	Fort Bend County, TX Levee Improvement District No. 11[1]	4.050	09/01/2027	03/31/2018	A	1,087,051
11,675,000	Fort Worth, TX Special Tax Floaters Series 2017-XM0531 Trust	1.260 [3]	03/01/2023	03/07/2018	A	11,675,000
275,000	Garland, TX Independent School District[1]	3.000	02/15/2020	03/31/2018	A	275,368
250,000	Harris County, TX GO1	4.500	08/15/2022	04/02/2018	A	250,692
455,000	Harris County, TX Municipal Utility District No. 1[1]	4.100	09/01/2022	09/01/2018	A	460,110
6,580,000	Houston, TX Airport System[1]	5.000	07/01/2023	07/01/2018	A	6,655,933
3,670,000	Houston, TX Airport System[1]	5.000	07/01/2024	07/01/2018	A	3,712,352
6,800,000	Houston, TX Airport System[1]	5.000	07/01/2025	07/01/2018	A	6,878,472
3,000,000	Houston, TX Airport System[1]	5.000	07/01/2026	07/01/2018	A	3,034,620
15,075,000	Houston, TX Airport System[1]	5.000	07/01/2032	03/31/2018	A	15,216,403
5,500,000	Houston, TX Airport System[1]	5.250	07/01/2029	07/01/2018	A	5,567,980

20        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas (Continued)
$14,000,000	Houston, TX GO1	5.000%	03/01/2018	03/01/2018		$14,000,000
10,000	Lower Valley, TX Water District[1]	5.000	09/15/2018	03/31/2018	A	10,030
275,000	Maverick County, TX GO COP[1]	5.000	03/01/2020	03/31/2018	A	275,940
175,000	Mclendon-Chisholm, TX Special Assessment (Sonoma Public Improvement District)[1]	5.000	09/15/2018	09/15/2018		176,417
800,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (MRC Senior Living-Langford Project)[1]	3.000	11/15/2021	11/15/2021		796,368
8,020,000	North Central TX HFDC (Presbyterian Healthcare)[1]	5.750	06/01/2026	10/15/2022	B	9,191,722
15,000	North TX Municipal Water District (Parker Creek)[1]	5.125	06/01/2023	03/31/2018	A	15,048
105,000	Red River, TX Health Facilities Devel. Corp. (Wichita Falls Retirement Foundation)[1]	4.700	01/01/2022	07/22/2020	B	109,201
490,000	Robstown, TX GO COP	3.345 [2]	03/01/2024	03/01/2024		393,980
150,000	Rowlett, TX Special Assessment (Bayside Public Improvement District)[1]	4.900	09/15/2024	06/25/2022	B	146,073
50,000	San Antonio, TX Airport System[1]	5.250	07/01/2032	03/31/2018	A	50,141
3,905,000	San Antonio, TX Electric & Gas Systems[1]	5.650	02/01/2019	02/01/2019		4,056,592
960,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckner Senior Living Ventana)[1]	3.875	11/15/2022	05/15/2019	A	961,354
5,100,000	Tarrant County, TX Hsg. Finance Corp. (Reserve Quebec Apartments)[1]	1.000	08/01/2018	08/01/2018		5,091,381
14,770,000	TX GO1	1.210 [3]	06/01/2042	03/07/2018	A	14,770,000
1,095,000	TX Municipal Gas Acquisition & Supply Corp.[1]	5.250	12/15/2018	12/15/2018		1,125,726
13,510,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250	12/15/2026	08/04/2023	B	15,846,690
33,000,000	TX Municipal Gas Acquisition & Supply Corp. II	1.640 [8]	09/15/2027	07/24/2018	A	32,587,500
1,000,000	TX Municipal Gas Acquisition & Supply Corp. III[1]	5.000	12/15/2020	12/15/2020		1,079,180

						194,592,444

Vermont—0.1%
390,000	Burlington, VT GO1	5.000	11/01/2018	11/01/2018		398,923
200,000	Burlington, VT GO1	5.000	11/01/2021	11/01/2021		220,048

						618,971

Virginia—0.8%
40,000	Bristol, VA Utility System[1]	5.000	07/15/2021	02/05/2020	B	42,206

21        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Virginia (Continued)
$400,000	Chesterfield County, VA EDA (Brandermill Woods)[1]	5.000%	01/01/2019	01/01/2019		$408,456
530,000	Fairfax County, VA IDA (IHS/IHSF/IHCS/LHCtr Obligated Group)[1]	5.250	08/15/2019	08/15/2019		547,283
7,685,000	Upper Occoquan, VA Sewage Authority[1]	5.150	07/01/2020	07/14/2019	B	8,014,917
120,000	Upper Occoquan, VA Sewage Authority[1]	5.150	07/01/2020	07/14/2019	B	125,152

						9,138,014

Washington—0.5%
5,000	Grant County, WA Public Hospital District No. 1 (Samaritan Hospital)[1]	5.250	09/01/2019	03/31/2018	A	5,011
1,000,000	Grays Harbor County, WA Public Hospital District No. 1[1]	3.000	08/01/2019	12/01/2018	A	1,000,410
25,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)[1]	5.600	03/01/2028	03/31/2018	A	25,001
535,000	Snohomish County, WA Public Utility District No. 1[1]	6.800	01/01/2020	07/16/2019	B	569,582
3,205,000	WA GO1	5.000	07/01/2023	07/01/2023		3,676,552

						5,276,556

West Virginia—0.2%
2,200,000	WV Hospital Finance Authority (Charleston Area Medical Center)[1]	5.125	09/01/2023	09/01/2019	A	2,284,524

Wisconsin—1.1%
435,000	WI H&EFA (Children’s Hospital of Wisconsin/Milwaukee)[1]	5.250	08/15/2022	08/15/2018	A	442,830
10,170,000	WI Public Finance Authority (Prairie Oaks Devel.) Floaters Series 2017-XF1064 Trust	1.390 [3]	09/01/2047	03/08/2018	A	10,170,000
245,000	WI Public Finance Authority Charter School (Voyager Foundation)[1]	4.125	10/01/2024	06/07/2021	A	248,930
800,000	WI Public Finance Authority Higher Education Facilities (Wittenberg University)[1]	4.000	12/01/2020	12/01/2020		795,232
525,000	WI Public Financing Authority Multifamily Hsg. (Trinity-Eagle’s Point)[1]	4.000	01/01/2024	05/17/2021	B	531,604

						12,188,596

U.S. Possessions—4.3%
250,000	Guam Power Authority, Series A1	5.000	10/01/2022	10/01/2022		277,415
11,365,000	Puerto Rico Commonwealth GO, AGC[5]	3.041	07/01/2019	07/01/2019		11,366,136

22        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$6,560,000	Puerto Rico Commonwealth GO, AGC[5]	3.061%	07/01/2020	07/01/2020		$6,558,688
730,000	Puerto Rico Commonwealth GO, AGC	4.125	07/01/2020	03/31/2018	A	730,591
30,000	Puerto Rico Commonwealth GO, AMBAC	4.500	07/01/2023	07/01/2021	B	29,515
420,000	Puerto Rico Commonwealth GO, AGC[1]	4.500	07/01/2023	03/31/2018	A	421,155
835,000	Puerto Rico Commonwealth GO, AGC[1]	5.000	07/01/2023	03/31/2018	A	837,430
80,000	Puerto Rico Commonwealth GO, AGC[1]	5.000	07/01/2024	03/31/2018	A	80,216
50,000	Puerto Rico Commonwealth GO, AGC[1]	5.000	07/01/2026	03/31/2018	A	50,114
45,000	Puerto Rico Commonwealth GO, AGC[1]	5.000	07/01/2027	03/31/2018	A	45,094
150,000	Puerto Rico Commonwealth GO, NPFGC	5.000	07/01/2028	08/06/2026	B	143,286
390,000	Puerto Rico Commonwealth GO, AGC[1]	5.000	07/01/2029	03/31/2018	A	390,651
35,000	Puerto Rico Commonwealth GO, AGC[1]	5.000	07/01/2029	03/31/2018	A	35,058
10,000	Puerto Rico Commonwealth GO, NPFGC[1]	5.125	07/01/2031	01/10/2031	B	9,388
190,000	Puerto Rico Commonwealth GO, AGC[1]	5.250	07/01/2019	03/31/2018	A	192,354
100,000	Puerto Rico Commonwealth GO, AGC[1]	5.250	07/01/2020	03/31/2018	A	101,115
75,000	Puerto Rico Commonwealth GO, NPFGC[1]	5.250	07/01/2021	03/31/2018	A	75,006
105,000	Puerto Rico Commonwealth GO, NPFGC[1]	5.250	07/01/2022	03/31/2018	A	105,003
25,000	Puerto Rico Commonwealth GO, AGC[1]	5.250	07/01/2025	03/31/2018	A	25,184
10,000	Puerto Rico Commonwealth GO, AGC	5.250	07/01/2027	03/31/2018	A	10,069
25,000	Puerto Rico Commonwealth GO, AGC	5.375	07/01/2028	03/31/2018	A	25,195
420,000	Puerto Rico Commonwealth GO, NPFGC[1]	5.500	07/01/2018	07/01/2018		421,537
275,000	Puerto Rico Commonwealth GO, NPFGC	5.500	07/01/2019	07/01/2019		277,651
1,130,000	Puerto Rico Commonwealth GO, NPFGC[1]	5.500	07/01/2019	07/01/2019		1,140,893
345,000	Puerto Rico Commonwealth GO, NPFGC	5.500	07/01/2021	07/01/2021		349,806
575,000	Puerto Rico Convention Center Authority, AMBAC	5.000	07/01/2019	03/31/2018	A	576,392

23        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$145,000	Puerto Rico Convention Center Authority, AGC	5.000%	07/01/2027	03/31/2018	A	$145,302
230,000	Puerto Rico Electric Power Authority, Series PP, NPFGC	5.000	07/01/2022	07/01/2022		229,117
835,000	Puerto Rico Electric Power Authority, Series PP, NPFGC	5.000	07/01/2024	07/01/2024		825,281
515,000	Puerto Rico Electric Power Authority, Series PP, NPFGC	5.000	07/01/2025	07/01/2025		507,610
25,000	Puerto Rico Electric Power Authority, Series RR, AGC	5.000	07/01/2020	03/31/2018	A	25,088
195,000	Puerto Rico Electric Power Authority, Series RR, NPFGC	5.000	07/01/2021	07/01/2021		194,762
855,000	Puerto Rico Electric Power Authority, Series RR, NPFGC	5.000	07/01/2022	07/01/2022		851,717
700,000	Puerto Rico Electric Power Authority, Series RR, NPFGC	5.000	07/01/2023	07/01/2023		694,883
1,140,000	Puerto Rico Electric Power Authority, Series RR, NPFGC	5.000	07/01/2024	07/01/2024		1,126,730
490,000	Puerto Rico Electric Power Authority, Series RR, AGC	5.000	07/01/2028	03/31/2018	A	490,921
45,000	Puerto Rico Electric Power Authority, Series SS, NPFGC	4.000	07/01/2019	07/01/2019		44,574
220,000	Puerto Rico Electric Power Authority, Series SS, NPFGC	5.000	07/01/2018	03/31/2018	A	220,363
45,000	Puerto Rico Electric Power Authority, Series SS, AGC	5.000	07/01/2019	03/31/2018	A	45,158
115,000	Puerto Rico Electric Power Authority, Series SS, NPFGC	5.000	07/01/2021	07/01/2021		114,860
620,000	Puerto Rico Electric Power Authority, Series SS, NPFGC	5.000	07/01/2022	07/01/2022		617,619
1,410,000	Puerto Rico Electric Power Authority, Series SS, NPFGC	5.000	07/01/2023	07/01/2023		1,399,693
770,000	Puerto Rico Electric Power Authority, Series SS, NPFGC	5.000	07/01/2025	07/01/2025		758,951
45,000	Puerto Rico Electric Power Authority, Series TT, NPFGC	4.200	07/01/2019	07/01/2019		44,689
100,000	Puerto Rico Electric Power Authority, Series TT, NPFGC	5.000	07/01/2023	07/01/2023		99,269
40,000	Puerto Rico Electric Power Authority, Series TT, NPFGC	5.000	07/01/2024	07/01/2024		39,534
215,000	Puerto Rico Electric Power Authority, Series TT, NPFGC	5.000	07/01/2026	07/01/2026		209,141
60,000	Puerto Rico Electric Power Authority, Series UU, AGC	5.000	07/01/2020	03/31/2018	A	60,211
155,000	Puerto Rico Electric Power Authority, Series UU, AGC	5.000	07/01/2023	03/31/2018	A	155,451
280,000	Puerto Rico Electric Power Authority, Series UU, AGC	5.000	07/01/2024	03/31/2018	A	280,756

24        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$115,000	Puerto Rico Electric Power Authority, Series UU, AGC	5.000%	07/01/2026	03/31/2018	A	$115,263
15,000	Puerto Rico Highway & Transportation Authority, NPFGC[1]	5.000	07/01/2018	07/01/2018		15,031
340,000	Puerto Rico Highway & Transportation Authority, NPFGC[1]	5.000	07/01/2022	01/22/2021	B	338,694
50,000	Puerto Rico Highway & Transportation Authority, AGC[1]	5.000	07/01/2023	03/31/2018	A	50,145
65,000	Puerto Rico Highway & Transportation Authority, AGC[1]	5.000	07/01/2027	03/31/2018	A	65,135
500,000	Puerto Rico Highway & Transportation Authority, AGC[1]	5.000	07/01/2028	03/31/2018	A	500,940
280,000	Puerto Rico Highway & Transportation Authority, NPFGC[1]	5.000	07/01/2028	02/20/2026	B	267,467
165,000	Puerto Rico Highway & Transportation Authority, NPFGC[1]	5.000	07/01/2029	07/16/2027	B	156,144
40,000	Puerto Rico Highway & Transportation Authority, AGC[1]	5.500	07/01/2020	07/01/2020		41,980
50,000	Puerto Rico Highway & Transportation Authority, AGC[1]	5.750	07/01/2019	03/31/2018	A	50,869
285,000	Puerto Rico Highway & Transportation Authority, Series D, AGC[1]	5.000	07/01/2032	03/31/2018	A	285,302
5,000	Puerto Rico Highway & Transportation Authority, Series G, FGIC[9]	5.250	07/01/2019	07/01/2019		3,675
100,000	Puerto Rico Highway & Transportation Authority, Series I, AGC[1]	5.000	07/01/2023	03/31/2018	A	100,291
75,000	Puerto Rico Highway & Transportation Authority, Series I, AGC[1]	5.000	07/01/2025	03/31/2018	A	75,187
75,000	Puerto Rico Highway & Transportation Authority, Series J, AGC[1]	4.800	07/01/2024	03/31/2018	A	75,137
25,000	Puerto Rico Highway & Transportation Authority, Series K, AGC[1]	5.000	07/01/2023	03/31/2018	A	25,073
330,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	4.750	08/01/2022	03/31/2018	A	331,030
950,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.000	08/01/2019	03/31/2018	A	953,344
455,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.000	08/01/2020	03/31/2018	A	456,602
270,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.000	08/01/2022	03/31/2018	A	270,840
75,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.000	08/01/2027	03/31/2018	A	75,156

25        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$20,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.000%	08/01/2030	03/31/2018	A	$20,029
600,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.250	08/01/2018	03/31/2018	A	602,238
875,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.250	08/01/2019	03/31/2018	A	887,163
220,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.250	08/01/2020	03/31/2018	A	222,750
230,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.250	08/01/2021	03/31/2018	A	232,555
25,000	Puerto Rico Municipal Finance Agency, Series B, AGC[1]	5.250	07/01/2018	07/01/2018		25,198
1,219,396	Puerto Rico Public Buildings Authority, AMBAC	5.500	07/01/2021	08/22/2019	B	1,242,650
181,410	Puerto Rico Public Buildings Authority, NPFGC	5.500	07/01/2021	08/22/2019	B	182,966
4,590,000	Puerto Rico Public Finance Corp., AMBAC[1,10]	5.125	06/01/2024	08/13/2022	B	5,089,989
40,000	University of Puerto Rico, Series P, NPFGC	5.000	06/01/2023	05/31/2018	A	39,997
50,000	University of Puerto Rico, Series P, NPFGC	5.000	06/01/2025	06/01/2025		49,289
200,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2021	04/01/2018	A	201,544
140,000	V.I. Water & Power Authority	4.500	07/01/2020	03/31/2018	A	140,199
50,000	V.I. Water & Power Authority	5.000	07/01/2019	03/31/2018	A	50,099

						46,696,593

Total Investments, at Value (Cost $1,067,482,093)—98.1%						1,068,726,422
Net Other Assets (Liabilities)—1.9						20,915,540

Net Assets—100.0%						$1,089,641,962

Footnotes to Statement of Investments

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Optional call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C. Average life due to mandatory, or expected, sinking fund principle payments prior to the applicable optional call date.

D. Date of mandatory put.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Zero coupon bond reflects effective yield on the original acquisition date.

3. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

4. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

5. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

26        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Footnotes to Statement of Investments (Continued)

6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

7. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

8. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

9. The issuer of this security has missed or is expected to miss interest and/or principal payments on this security. The security is insured and is accruing partial income at a rate anticipated to be recovered through the insurer. The rate shown is the contractual interest rate.

10. Proceeds from a pre-refunding bond have been escrowed in U.S. Treasury bonds and will be used to pay off this security. Treasury bonds are backed by the full faith and credit of the U.S. Government.

To simplify the listings of securities, abbreviations are used per the table below:
200HPC	200 Hospital Plaza Corp.
ACMC	Advocate Condell Medical Center
AGC	Assured Guaranty Corp.
AH&HC	Advocate Health & Hospitals Corp.
AHCN	Advocate Health Care Metro
ALIA	Alliance of Long Island Agencies
AMBAC	AMBAC Indemnity Corp.
ANSHN	Advocate North Side Health Network
ASH	Advocate Sherman Hospitals
BRMMC	Blue Ridge Medical Management Corporation
CAHS	Carolinas Healthcare System
CDA	Communities Devel. Authority
CHR	Columbus Healthcare Resources
CHSvcs	Columbus Health Services
COP	Certificates of Participation
CRH	Columbus Regional Healthcare
CRHS	Columbus Regional Healthcare System
CRHSLT&HC	Columbus Ambulatory Healthcare System Long Term & Home Care
DA	Dormitory Authority
DRMCH	Downey Regional Medical Center Hospital
DrsH	Doctors Hospital
EDA	Economic Devel. Authority
EDFA	Economic Devel. Finance Authority
ERDA	Energy Research and Devel. Authority
FGIC	Financial Guaranty Insurance Co.
FMU	Francis Marion University
GO	General Obligation
GPD	Genesis Property Development
GPDH	Genesis Property Development Holding
H&EFA	Health and Educational Facilities Authority
H&EFB	Health and Educational Facilities Board
H&HEFA	Hospitals and Higher Education Facilities Authority
HEBA	Higher Education Building Authority
HFA	Housing Finance Agency
HFDC	Health Facilities Devel. Corp.
HHospital	Hunghston Hospital

27        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

Hhouse	Harbor House
HsideA	Harborside Apartments
HviewA	Harborview Apartments
IC	Interhealth Corporation
IDA	Industrial Devel. Agency
IHC	Intermountain Health Care
IHCS	Inova Health Care Services
IHS	Inova Health System
IHSF	Inova Health System Foundation
IMC	IHC Management Corporation
JFK	John Fitzgerald Kennedy
LHCtr	Loudoon Hospital Center
LVHM	Lehigh Valley Hospital-Muhlenberg
LVHN	Lehigh Valley Health Network
LVlyH	Lehigh Valley Hospital
MRC	Methodist Retirement Communities
MSA	Math & Science Academy
MSHA	Mountain State Health Alliance
NCATSU	North Carolina Agricultural & Technical State University
NCH	Norton Community Hospital
NPFGC	National Public Finance Guarantee Corp.
NPHC	Northeastern Pennsylvania Health Corp.
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
PFA	Public Financing Authority
PHSys	Pocono Health System
PIH	Presbyterian Intercommunity Hospital
PMCtr	Pocono Medical Center
PSCH	Professional Service Centers for the Handicapped, Inc.
RIBS	Residual Interest Bonds
RRMC	Renown Regional Medical Center
RSMMC	Renown South Meadows Medical Center
RTCS	Renown Transitional Care Services
SanH	Sanford Health
SAVRS	Select Auction Variable Rate Securities
SCCH	Smyth County Community Hospital
SClinic	Sanford Clinic
SCN	Sanford Clinic North
SHFN	Sanford Health Foundation North
SHHlth	Sanford Home Health
SHlthF	Sanford Health Foundation
SHN	Sanford Health Network
SHNM	Sanford Health of Nortern Minnesota
SJH&MC	St. Joseph’s Health and Medical Center
SJHlth	St. Joseph’s Healthcare
SJHS	St. Joseph Health System
SJRC	St. Joseph’s Regional Cardiology
SJWC	St. Joseph’s Wayne Cardiology
SJWHF	St. Joseph’s Wayne Hospital Foundation

28        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

SMCSJS	Schuylkill Medical Center South Jackson Street
SMCtr	Sanford Medical Center
SMCTRF	Sanford Medical Center Thief River Facility
SN	Sanford North
SRehC	Simpson Retirement Communities
SRMC	Schuylkill Regional Medical Center
TASC	Tobacco Settlement Asset-Backed Bonds
TMC	The Medical Center
UCH	UC Health
UCHS	UC Healthcare System
UCMC	University of Cincinnati Medical Center
UCPC	University of Cincinnati Physicians Company
UDC	Urban Development Corporation
UNCA	University of North Carolina at Asheville
UNCC	University of North Carolina at Charlotte
UNCG	University of North Carolina at Greensboro
UNCW	University of North Carolina at Wilmington
USDA	U.S. Department of Agriculture
V.I.	United States Virgin Islands
WCHosp	West Chester Hospital
WMS	Women’s Medical Services

29        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS February 28, 2018 Unaudited

1. Organization

Oppenheimer Rochester Short Term Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information

30        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

2. Securities Valuation (Continued)

or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$17,465,591	$—	$17,465,591
Alaska	—	2,547,750	—	2,547,750
Arizona	—	7,300,638	—	7,300,638
Arkansas	—	25,080	—	25,080
California	—	100,053,731	—	100,053,731
Colorado	—	59,982,773	—	59,982,773
Connecticut	—	6,550,656	—	6,550,656

31        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Municipal Bonds and Notes (Continued)
Delaware	$—	$30,061	$—	$30,061
District of Columbia	—	6,030,983	—	6,030,983
Florida	—	65,133,033	—	65,133,033
Georgia	—	7,738,958	—	7,738,958
Illinois	—	106,461,715	—	106,461,715
Indiana	—	25,276,966	—	25,276,966
Iowa	—	270,406	—	270,406
Kansas	—	5,084,900	—	5,084,900
Kentucky	—	13,335,921	—	13,335,921
Louisiana	—	2,706,904	—	2,706,904
Maryland	—	169,064	—	169,064
Massachusetts	—	11,021,962	—	11,021,962
Michigan	—	12,612,576	—	12,612,576
Minnesota	—	7,886,653	—	7,886,653
Mississippi	—	1,992,859	—	1,992,859
Missouri	—	14,013,789	—	14,013,789
Nevada	—	3,637,438	—	3,637,438
New Hampshire	—	752,790	—	752,790
New Jersey	—	132,578,761	—	132,578,761
New Mexico	—	787,009	—	787,009
New York	—	49,675,401	—	49,675,401
North Carolina	—	105,100	—	105,100
North Dakota	—	79,666	—	79,666
Ohio	—	13,911,805	—	13,911,805
Oklahoma	—	3,875,077	—	3,875,077
Oregon	—	1,095,637	—	1,095,637
Other Territory	—	38,592,863	—	38,592,863
Pennsylvania	—	55,129,176	—	55,129,176
Rhode Island	—	165,533	—	165,533
South Carolina	—	25,028	—	25,028
South Dakota	—	13,210,000	—	13,210,000
Tennessee	—	10,616,471	—	10,616,471
Texas	—	194,592,444	—	194,592,444
Vermont	—	618,971	—	618,971
Virginia	—	9,138,014	—	9,138,014
Washington	—	5,276,556	—	5,276,556
West Virginia	—	2,284,524	—	2,284,524
Wisconsin	—	12,188,596	—	12,188,596
U.S. Possessions	—	46,696,593	—	46,696,593

Total Assets	$—	$1,068,726,422	$—	$1,068,726,422

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

32        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

2. Securities Valuation (Continued)

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 3*
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$8,998	$(8,998)

Total Assets	$8,998	$(8,998)

* Transferred from Level 3 to Level 2 due to the availability of market data for this security.

3. Investments and Risks

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$1,075,112

Sold securities	11,776,306

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

33        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

34        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 2/28/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Short Term Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	4/20/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	4/20/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	4/20/2018